Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision
The provision for income taxes for the ten months ended December 31, 2019, and year ended December 31, 2020 consisted of the following:

	For the ten months ended December 31, 2019	For the year ended December 31, 2020
Current:
Federal	$187	$—
State	124	—

Total current	311	—

Deferred:
Federal	522	10,146
State	689	5,415

Total deferred	1,211	15,561

Provision for income taxes	$1,522	$15,561

Schedule of Income Tax Provision Reconciliation
The provision for income taxes for the
ten-month
period ended December 31, 2019, and the year ended December 31, 2020 and differs from that computed at the Federal statutory corporate tax rate as follows:

	For the ten months ended December 31, 2019	For the year ended December 31, 2020
Federal statutory income tax rate	21%	21%
Computed income tax provision at federal statutory rate	$729	$(2,350)
State income tax	265	5,415
State tax rate change	549	—
Entertainment disallowance	20	4
Valuation allowance	—	12,460
Other	(41)	32

Provision for income taxes	$1,522	$15,561

Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities
The components of deferred tax assets and deferred tax liabilities at December 31, 2019, and December 31, 2020, were as follows:

	As of December 31, 2019	As of December 31, 2020
Deferred tax assets:
Intangible assets	$15,200	$14,427
Lease liability	7,843	7,125
Interest deduction carryforward	—	2,219
Stock compensation	—	39
Net operating losses	6,013	8,009
Other	252	285
Valuation allowance	—	(18,795)

Total deferred tax assets	29,308	13,309

Deferred tax liabilities
Indefinite-lived intangible assets	(4,818)	(5,939)
Right of use asset	(7,902)	(7,186)
Property and equipment	(2,725)	(1,895)

Total deferred tax liabilities	(15,445)	(15,020)

Net deferred tax liabilities	$13,863	$(1,711)